Intangible assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible assets other than goodwill	$ 188,283		$ 113,787	$ 109,439
Goodwill	34,718	$ 37,972	37,972	37,972
Total	$ 223,001		$ 151,759	$ 147,411	$ 148,816